Sales of corporate-owned centers (Details) - EWC Ventures and its Subsidiaries [Member] $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2019 USD ($) Center	Dec. 26, 2020 USD ($)	Dec. 28, 2019 USD ($)
Number of corporate owned centers sold | Center	7
Aggregate purchase price	$ 1,838		$ 1,838
Difference between the consideration received and the carrying value of the net assets sold	$ 2,120		$ 2,120
Sales of corporate-owned centers		$ 0